N-2 $ in Millions	Oct. 01, 2026 USD ($)
Cover [Abstract]
Entity Central Index Key	0001653384
Amendment Flag	false
Securities Act File Number	814-01180
Document Type	8-K
Entity Registrant Name	Runway Growth Finance Corp.
Entity Address, Address Line One	205 N. Michigan Ave.
Entity Address, Address Line Two	Suite 4200
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60601
City Area Code	(312)
Local Phone Number	698-6902
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal	$ 46,329,125
Long Term Debt, Structuring [Text Block]

The Notes will mature on October 1, 2031, unless previously redeemed or repurchased in accordance with their terms. The interest rate of the Notes is 7.75% per year and will be paid quarterly in arrears on March 1, June 1, September 1 and December 1 of each year, beginning on December 1, 2026. The Notes are the Company’s direct unsecured obligations and rank pari passu with the Company’s existing and future unsecured, unsubordinated indebtedness, including the Company’s 7.50% Notes due 2027, 7.51% Series 2025A Senior Notes due 2028, 7.00% Notes due 2029, 7.25% Notes due 2031 and the SWK 2027 Notes (as defined below); senior to any of the Company’s future indebtedness that expressly provides it is subordinated to the Notes; effectively subordinated to all of the Company’s existing and future secured indebtedness (including indebtedness that is initially unsecured to which the Company subsequently grants security), to the extent of the value of the assets securing such indebtedness, including, without limitation, borrowings under the Company’s Credit Agreement with KeyBank National Association (the “Credit Facility”); and structurally subordinated to all existing and future indebtedness and other obligations of any of the Company’s existing or future subsidiaries, financing vehicles or similar facilities, including the Credit Facility.